Related parties (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Details of Balances [Abstract]
Credit receivables (current)	$ 19,073		$ 23,067
Credit receivables (non-current)	11,582		10,082
Total receivables from related parties	30,655		33,149
Credit payables (current)	18,294		18,477
Credit payables (non-current)	6,594		6,810
Total payables to related parties	24,888		25,287
Transactions with Related Party [Abstract]
Financial income	1,112	$ 1,207
Financial expenses	(85,146)	(96,008)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Credit payables (non-current)	20,900		21,100
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)	4,300		4,200
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Credit receivables (current)	15,900		$ 15,500
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	510	584
Financial expenses	$ (31)	$ (42)